Taxes on Income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Taxes on Income (Details) [Line Items]
Net operating loss carry forwards (in Dollars)	$ 10,726	$ 4,078	$ 2,751
Israeli Corporate Tax Rate [Member]
Taxes on Income (Details) [Line Items]
Tax rate percentage	23.00%	23.00%	23.00%